DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE 10 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. During fiscal year 2021, the Company issued convertible debentures, which, if converted into common stock, can potentially exceed the current number of available authorized shares of the Company (see Note 11). Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of June 30, 2022 and December 31, 2021, the derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At June 30, 2022	Remaining 2022	New Derivative 2022	At December 31, 2021

Stock Price	$0.0086	$.0120	$.0168	$0.0052
Exercise Price	$0.0058	$.0062	$.0082	$0.0039
Expected Life (Years)	0.85	0.34	1.00	0.74
Volatility	171%	171%	132%	95%
Dividend Yield	0%	0%	0%	0%
Risk-Free Interest Rate	2.80%	1.72%	2.16%	0.39%

Fair value:
Conversion feature	$833,000	$3,639,000	$680,000	$2,121,000

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

During the six months ended June 30, 2022, the Company recognized derivative liabilities of $680,000 upon issuance of additional secured convertible debentures (see Note 9), and the derivative liability balance was increased by $1,671,000, representing the change in the fair value of the derivative liability from the respective prior period recorded as a component of other expenses. In addition, prior to the conversion of certain notes payable, the derivative liability balance related to the embedded conversion feature of these notes were revalued to $3,639,000 and extinguished upon conversion. The remaining derivative liabilities were revalued at $833,000 at June 30, 2022.

NOTE 13 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. During fiscal years 2020 and 2021, the Company issued convertible debentures, which if converted into common stock, can potentially exceed the current number of available authorized shares of the Company (see Note 11). Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of December 31, 2021, and 2020, the derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At December 31, 2021	Issued During 2021	At December 31, 2020

Stock Price	$0.0052	$0.011 – 0.049	$0.0340
Exercise Price	$0.0039	$0.008 – 0.021	$0.0332
Expected Life (Years)	0.74	1.00	1.00
Volatility	95%	119–121%	105%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	0.39%	0.15 – 0.15%	2.30%

Fair value:
Conversion feature	$2,121,000	$3,982,000	$361,152

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

The derivative liability balance was $361,152 at December 31, 2020. During the year ended December 31, 2021, the Company recognized derivative liabilities of $3,982,000 upon issuance of additional secured convertible debentures (see Note 11). The derivative liability balance was decreased by $550,152, representing the change in the fair value of the derivative liability from the respective prior period recorded as a component of other expenses, and a reduction of $1,672,000 recorded as a component of the loss on extinguishment of debt included in other expenses in the accompanying consolidated statements of operations, leaving a derivative liability balance of $2,121,000 at December 31, 2021.